Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Lease Cost

Supplemental balance sheet information related to the leases were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
ROU assets	141,929	89,832
Operating lease liabilities – current	(36,582)	(7,984)
Operating lease liabilities – non-current	(70,628)	(20,977)
Weighted average remaining lease terms	9.51 year	10.72 year
Weighted average incremental borrowing rate	10.49%	10.47%

The components of lease expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expenses for variable payments	9,136	7,382	—
Operating lease expenses for fixed payments	125,456	57,195	27,903
Short-term lease expenses	38,411	10,527	7,592
Total	173,003	75,104	35,495

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	85,993	37,904	5,982

Supplemental noncash information:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	42,215	12,980	—
ROU assets disposed as reduction of operating lease liabilities due to lease termination	290,316	140,507	32,375

Schedule of Future Lease Payments

The future lease payments as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
2025	7,570
2026	6,660
2027	5,660
2028	6,366
2029	6,490
Thereafter	3,580
Total lease payments	36,326
Less: imputed interest	(7,365)
Total lease liabilities	28,961